COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of commitments and contingencies

As of
December 31, 2023
RMB
(in thousands)
Operating leases commitments(i)	427,799
Purchase of land use right(ii)	154,575
Investment commitments(iii)	105,027
Purchase of property and equipment	3,793
Purchase of services	1,818
Total	693,012

Amounts
RMB
(in thousands)
2024	373,394
2025	115,740
2026	90,821
2027	50,309
Thereafter	62,748
Total	693,012
(i)	Operating leases commitments represent the Group’s obligations for leasing premises.
(ii)	The commitment to purchase land use right is the outstanding consideration for the land use right purchased by Shengdu in 2023.
(iii)	Investment commitments obligations primarily relate to capital contributions obligation under certain arrangements.